Accounts Payable and Accrued Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Payables And Accruals [Abstract]
Accrued payroll and welfare	$ 125,535	759,952	407,681
Accrued operating expenses	376,598	2,279,812	973,039
Tax payable	70,833	428,801	425,320
Interest payable	17,932	108,554	32,273
Distributors' deposits	12,707	76,925	68,917
Purchase of fixed assets and spare parts	159,668	966,585	429,520
Traffic acquisition costs	105,827	640,643	366,993
Bandwidth costs	71,633	433,647	180,053
Content acquisition costs	79,532	481,461	236,232
Fund collected on behalf of service providers	61,210	370,548	132,320
Payable for business acquisitions	4,939	29,902	318,050
Payable to group-buying merchants	37,943	229,693	0
Others	91,782	555,615	236,438
Accounts payable and accrued liabilities	$ 1,216,139	7,362,138	3,806,836